UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
Investment Research and Management


AllianceBernstein Value Fund



                                 Large-Cap Value

                         Semi-Annual Report--May 31, 2004

     Investment Products Offered
====================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
====================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 13, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2004.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

Investment Results
The following table provides performance for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2004.

   INVESTMENT RESULTS*
   Periods Ended May 31, 2004

                                                --------------------------------
                                                             Returns
                                                --------------------------------
                                                   6 Months            12 Months
--------------------------------------------------------------------------------
AllianceBernstein
Value Fund
   Class A                                           6.96%              19.14%
--------------------------------------------------------------------------------
   Class B                                           6.55%              18.19%
--------------------------------------------------------------------------------
   Class C                                           6.64%              18.29%
--------------------------------------------------------------------------------
Russell 1000
Value Index                                          7.80%              19.82%
--------------------------------------------------------------------------------


 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results.

   The unmanaged Russell 1000 Value Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Value Fund.

   Additional investment results appear on pages 4-6.

During the six- and 12-month periods ended May 31, 2004, the Fund's Class A shares gained 6.96% and 19.14%, respectively, slightly underperforming its benchmark, the Russell 1000 Value Index, which returned 7.80% and 19.82% during the same periods, respectively.

The Fund underperformed the benchmark over the six-month reporting period ended May 31, 2004 primarily due to security selection in the consumer growth and financial sectors.


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 1

Overall stock selection was positive relative to the benchmark, particularly within the utilities, capital equipment and energy sectors.

Market Review and Investment Strategy
After a powerful rally in 2003, the market started strongly in 2004 but started to pull back in late January 2004. The broad equity market, as measured by the Standard & Poor's 500 Stock Index, has only gained 1.5% from the start of the year through May 31, 2004. Market leadership by the stocks that led last year also broke down. Although small-capitalization stocks continued to outperform, albeit to a much smaller degree, cyclical and high-beta stocks lagged. More defensive sectors, including consumer staples, energy and utilities, took the lead in the relatively flat market. Valuation spreads remained narrow, and we continued to reduce active risk in the Fund's investment portfolio. The market shift primarily reflected investor concern about a possible slowdown in economic growth and its implications for corporate earnings. Additionally, renewed worries over terrorist attacks, and their poten tially negative impact on consumer and business confidence, also took a toll.

Strong U.S. productivity gains and the weak U.S. dollar continue to bolster corporate earnings. Earnings revisions also remain positive. While the U.S. equity market remains somewhat expensive versus its own history, earnings quality has improved significantly. Economic and corporate fundamentals should continue to support current equity market valuations. Equities look particularly attractive versus bonds, which face risk due to a rise in interest rates from extremely low levels.

Although market anxiety has increased so far in 2004, there are no major industrial or economic stresses creating big value themes. In our view, no sector offers enough opportunity to justify a very large commitment, as had been the case during the peak of the market bubble when the Fund was rewarded for its relative overweight in the industrial resources sector. Thus, the value opportunity remains lower than average, and we continue to take less sector risk than usual.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN VALUE FUND

PORTFOLIO SUMMARY
May 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01

PORTFOLIO STATISTICS
Net Assets ($mil): $866.2


SECTOR BREAKDOWN*
 35.1% Financial
 11.5% Energy
 9.0% Utilities
 7.7% Consumer Cyclicals
 7.6% Technology                             [PIE GRAPH OMITTED]
 6.4% Capital Equipment
 6.1% Consumer Growth
 5.8% Consumer Staples
 4.6% Industrial Commodities
 1.6% Services
 0.8% Non-Financial

 3.8% Short-Term


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 3

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004
--------------------------------------------------------------------------------

                                NAV Returns       SEC Returns
                    1 Year         19.14%           14.04%
          Since Inception*          5.53%            4.11%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                  SEC Returns
                    1 Year                            15.98%
          Since Inception*                             4.79%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. To the extent that the Fund invests a substantial amount of its assets in a particular country, an investment in the Fund has the risk that market changes or other factors affecting that country may have a more significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 3/29/01.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN VALUE FUND

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004
--------------------------------------------------------------------------------

                                 NAV Returns               SEC Returns
                    1 Year         18.19%                    14.19%
          Since Inception*          4.78%                     4.49%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                           SEC Returns
                    1 Year                                   16.30%
          Since Inception*                                    5.18%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. To the extent that the Fund invests a substantial amount of its assets in a particular country, an investment in the Fund has the risk that market changes or other factors affecting that country may have a more significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 3/29/01.


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 5

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004
--------------------------------------------------------------------------------

                                NAV Returns             SEC Returns
                    1 Year         18.29%                 17.29%
          Since Inception*          4.81%                  4.81%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                        SEC Returns
                    1 Year                                19.30%
          Since Inception*                                 5.46%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. To the extent that the Fund invests a substantial amount of its assets in a particular country, an investment in the Fund has the risk that market changes or other factors affecting that country may have a more significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 3/29/01.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN VALUE FUND

TEN LARGEST HOLDINGS
May 31, 2004 (unaudited)

                                                                   Percent of
Company                                         Value              Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                         $  38,866,553                 4.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                          37,411,250                 4.3
--------------------------------------------------------------------------------
Bank of America Corp.                      34,622,647                 4.0
--------------------------------------------------------------------------------
ChevronTexaco Corp.                        19,834,664                 2.3
--------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                   15,668,052                 1.8
--------------------------------------------------------------------------------
Altria Group, Inc.                         15,633,423                 1.8
--------------------------------------------------------------------------------
Hewlett-Packard Co.                        14,349,744                 1.7
--------------------------------------------------------------------------------
Wachovia Corp.                             13,133,822                 1.5
--------------------------------------------------------------------------------
ConocoPhillips                             12,049,586                 1.4
--------------------------------------------------------------------------------
Sprint Corp.                               11,956,032                 1.4
--------------------------------------------------------------------------------
                                         $213,525,773                24.7%


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 7

PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)

Company                                                  Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS-96.6%

Financial-35.2%
Banks-NYC-6.3%
Citigroup, Inc. ................................         837,100    $ 38,866,553
J. P. Morgan Chase & Co. .......................         425,300      15,668,052
                                                                    ------------
                                                                      54,534,605
                                                                    ------------
Finance-Personal Loans-0.5%
Capital One Financial Corp. ....................          12,900         903,774
Countrywide Credit Industries, Inc. ............          55,599       3,586,136
                                                                    ------------
                                                                       4,489,910
                                                                    ------------
Life Insurance-2.1%
Jefferson-Pilot Corp. ..........................          98,400       5,050,872
Manulife Financial Corp. (Canada) ..............         161,793       6,280,804
MetLife, Inc. ..................................         159,100       5,656,005
Torchmark Corp. ................................          23,900       1,295,141
                                                                    ------------
                                                                      18,282,822
                                                                    ------------
Major Regional Banks-12.3%
Bank of America Corp. ..........................         416,488      34,622,647
Bank One Corp. .................................         190,800       9,244,260
Comerica, Inc. .................................         106,700       6,040,287
KeyCorp ........................................         177,000       5,559,570
National City Corp. ............................         214,200       7,601,958
PNC Financial Services Group ...................         109,100       6,023,411
SunTrust Banks, Inc. ...........................         100,000       6,508,000
U.S. Bancorp ...................................         360,500      10,130,050
Wachovia Corp. .................................         278,200      13,133,822
Wells Fargo & Co. ..............................         125,800       7,397,040
                                                                    ------------
                                                                     106,261,045
                                                                    ------------
Multi-Line Insurance-2.3%
American International Group, Inc. .............         105,353       7,722,375
Humana, Inc.(a) ................................         102,600       1,751,382
Oxford Health Plans, Inc. ......................          64,300       3,650,311
The Hartford Financial Services Group, Inc. ....         102,400       6,770,688
                                                                    ------------
                                                                      19,894,756
                                                                    ------------
Property/Casualty Insurance-3.3%
ACE, Ltd. (Bermuda) ............................          46,500       1,914,870
Allstate Corp. .................................         198,000       8,708,040
Chubb Corp. ....................................          78,900       5,315,493
PartnerRe, Ltd. ................................          24,500       1,369,060
RenaissanceRe Holdings, Ltd. ...................          31,800       1,680,630
The St. Paul Companies, Inc. ...................         186,485       7,399,725
XL Capital, Ltd. Cl.A ..........................          26,400       1,970,760
                                                                    ------------
                                                                      28,358,578
                                                                    ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN VALUE FUND

Company                                               Shares           Value
--------------------------------------------------------------------------------

Savings & Loan-3.7%
Astoria Financial Corp. ....................           109,200      $  4,179,084
Federal Home Loan Mortgage Corp. ...........           160,400         9,365,756
Federal National Mortgage Assn .............            62,500         4,231,250
Golden West Financial Corp. ................            35,700         3,883,089
Washington Mutual, Inc. ....................           244,650        10,686,312
                                                                    ------------
                                                                      32,345,491
                                                                    ------------
Miscellaneous-4.7%
Bear Stearns Companies, Inc. ...............            21,500         1,742,790
Goldman Sachs Group, Inc. ..................            82,900         7,785,139
Lehman Brothers Holdings, Inc. .............            93,300         7,058,145
MBIA, Inc. .................................            45,800         2,536,862
Merrill Lynch & Co., Inc. ..................           144,400         8,201,920
MGIC Investment Corp. ......................            81,200         5,927,600
Morgan Stanley .............................           144,700         7,742,897
                                                                    ------------
                                                                      40,995,353
                                                                    ------------
                                                                     305,162,560
                                                                    ------------
Energy-11.5%
Gas Pipelines-0.6%
El Paso Corp. ..............................           601,100         4,333,931
The Williams Companies, Inc. ...............            81,500           970,665
                                                                    ------------
                                                                       5,304,596
                                                                    ------------
Oils-Integrated Domestic-3.9%
Ashland, Inc. ..............................            81,600         3,847,440
ConocoPhillips .............................           164,320        12,049,586
Marathon Oil Corp. .........................           163,100         5,437,754
Occidental Petroleum Corp. .................           144,300         6,378,060
Valero Energy Corp. ........................            87,600         5,791,236
                                                                    ------------
                                                                      33,504,076
                                                                    ------------
Oils-Integrated International-7.0%
BP Plc (ADR)(United Kingdom) ...............            69,600         3,688,800
ChevronTexaco Corp. ........................           219,410        19,834,664
Exxon Mobil Corp. ..........................           865,000        37,411,250
                                                                    ------------
                                                                      60,934,714
                                                                    ------------
                                                                      99,743,386
                                                                    ------------


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 9

Company                                                   Shares        Value
--------------------------------------------------------------------------------

Utilities-9.0%
Electric Companies-5.1%
Alliant Energy Corp. ...............................       104,100   $ 2,600,418
American Electric Power Co., Inc. ..................       180,700     5,740,839
CMS Energy Corp.(a) ................................       228,200     1,967,084
Constellation Energy Group, Inc. ...................       106,550     4,074,472
Edison International ...............................        32,100       774,894
Entergy Corp. ......................................        94,600     5,166,106
Exelon Corp. .......................................        79,600     2,650,680
FirstEnergy Corp. ..................................       148,400     5,787,600
Northeast Utilities ................................       188,675     3,603,692
PG&E Corp.(a) ......................................        61,900     1,764,150
PPL Corp. ..........................................        99,725     4,303,134
Sempra Energy ......................................       128,600     4,291,382
Wisconsin Energy Corp. .............................        10,500       334,005
Xcel Energy, Inc. ..................................        88,300     1,500,217
                                                                     -----------
                                                                      44,558,673
                                                                     -----------
Telephone-3.9%
BellSouth Corp. ....................................       130,200     3,249,792
Qwest Communications International, Inc.(a) ........       528,800     1,983,000
SBC Communications, Inc. ...........................       343,900     8,150,430
Sprint Corp. .......................................       673,200    11,956,032
Verizon Communications, Inc. .......................       235,000     8,126,300
                                                                     -----------
                                                                      33,465,554
                                                                     -----------
                                                                      78,024,227
                                                                    ------------
Consumer Cyclicals-7.7%
Apparel Manufacturing-1.0%
Jones Apparel Group, Inc. ..........................       138,800     5,339,636
V. F. Corp. ........................................        70,000     3,288,600
                                                                     -----------
                                                                       8,628,236
                                                                     -----------
Autos & Auto Parts-3.2%
American Axle & Manufacturing Holdings, Inc.(a) ....        72,200     2,523,390
Autoliv, Inc. ......................................       111,900     4,627,065
BorgWarner, Inc. ...................................        60,400     2,502,976
Dana Corp. .........................................       120,500     2,247,325
Delphi Corp. .......................................       100,200     1,021,038
General Motors Corp. ...............................       156,800     7,117,152
Lear Corp. .........................................        68,200     4,039,486
Magna International, Inc. Cl.A .....................        49,000     3,929,800
                                                                     -----------
                                                                      28,008,232
                                                                     -----------
Home Furnishings-0.5%
Mohawk Industries, Inc.(a) .........................        55,500     4,120,320
                                                                     -----------

Household-Appliances/Durables-0.5%
Whirlpool Corp. ....................................        58,800     3,911,964
                                                                     -----------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN VALUE FUND

Company                                                   Shares       Value
--------------------------------------------------------------------------------

Retailers-2.3%
AutoNation, Inc.(a) ..............................         54,300    $   905,181
Federated Department Stores, Inc. ................        117,500      5,605,925
May Department Stores Co. ........................        173,400      4,969,644
Nordstrom, Inc. ..................................         24,100        977,255
Office Depot, Inc.(a) ............................        275,200      4,496,768
Sears, Roebuck & Co. .............................         36,700      1,394,600
The Home Depot, Inc. .............................         43,900      1,576,888
                                                                     -----------
                                                                      19,926,261
                                                                     -----------
Tires & Rubber Goods-0.2%
Cooper Tire & Rubber Co. .........................        101,200      2,134,308
                                                                     -----------
                                                                      66,729,321
                                                                     -----------
Technology-7.7%
Communication-Equip. Mfrs.-2.1%
ADC Telecommunications, Inc.(a) ..................        918,100      2,331,974
Corning, Inc.(a) .................................        700,000      8,673,000
Nortel Networks Corp.(a) .........................        932,100      3,569,943
Tellabs, Inc.(a) .................................        433,400      3,441,196
                                                                     -----------
                                                                      18,016,113
                                                                     -----------
Computers-2.4%
Hewlett-Packard Co. ..............................        675,600     14,349,744
International Business Machines Corp. ............         68,200      6,041,838
Quantum Corp.(a) .................................        125,000        368,750
                                                                     -----------
                                                                      20,760,332
                                                                     -----------
Computer/Instrumentation-0.6%
Flextronics International, Ltd. (Singapore)(a) ...        286,500      5,030,940
                                                                     -----------
Computer Services/Software-0.4%
Electronic Data Systems Corp. ....................        230,500      3,768,675
                                                                     -----------
Miscellaneous Industrial Technology-1.7%
Arrow Electronics, Inc.(a) .......................         31,625        861,149
Avnet, Inc.(a) ...................................         95,650      2,238,210
Ingram Micro, Inc. Cl.A(a) .......................        164,000      2,369,800
Sanmina-SCI Corp.(a) .............................        260,600      2,757,148
Solectron Corp.(a) ...............................        766,187      4,214,028
Tech Data Corp.(a) ...............................         62,600      2,512,764
                                                                     -----------
                                                                      14,953,099
                                                                     -----------
SemiConductors-0.5%
Vishay Intertechnology, Inc.(a) ..................        208,800      3,940,056
                                                                     -----------
                                                                      66,469,215
                                                                     -----------
Capital Equipment-6.5%
Aerospace & Defense-1.4%
General Dynamics Corp. ...........................         28,700      2,744,581
Goodrich Corp. ...................................        157,900      4,425,937
The Boeing Co. ...................................        113,000      5,175,400
                                                                     -----------
                                                                      12,345,918
                                                                     -----------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 11

Company                                                   Shares       Value
--------------------------------------------------------------------------------

Auto & Truck Parts-1.2%
Eaton Corp. ......................................        102,000    $ 5,951,700
PACCAR, Inc. .....................................         84,500      4,715,100
                                                                     -----------
                                                                      10,666,800
                                                                     -----------
Electrical Equipment-1.8%
Cooper Industries, Ltd. Cl.A .....................         67,600      3,846,440
Honeywell International, Inc. ....................        256,400      8,640,680
Hubbell, Inc. Cl.B ...............................         57,000      2,554,740
                                                                     -----------
                                                                      15,041,860
                                                                     -----------
Machiney-Agricultural-0.5%
Caterpillar, Inc. ................................         50,000      3,767,500
                                                                     -----------
Miscellaneous Capital Goods-1.6%
Parker-Hannifin Corp. ............................         49,600      2,755,776
Textron, Inc. ....................................        107,100      5,853,015
Tyco International, Ltd. (Bermuda) ...............        176,500      5,434,435
                                                                     -----------
                                                                      14,043,226
                                                                     -----------
                                                                      55,865,304
                                                                    ------------
Consumer Growth-6.2%
Drugs-2.3%
Bristol-Myers Squibb Co. .........................        153,400      3,876,418
GlaxoSmithKline Plc (ADR)(United Kingdom) ........        111,000      4,711,950
Merck & Co., Inc. ................................        232,700     11,006,710
Wyeth ............................................          6,600        237,600
                                                                     -----------
                                                                      19,832,678
                                                                     -----------
Entertainment-1.3%
Time Warner, Inc.(a) .............................        506,400      8,629,056
Viacom, Inc. Cl.B ................................         42,700      1,575,203
Walt Disney Co. ..................................         52,000      1,220,440
                                                                     -----------
                                                                      11,424,699
                                                                     -----------
Hospital Supplies-0.4%
Guidant Corp. ....................................         53,400      2,901,756
                                                                     -----------
Publishing-0.6%
R. R. Donnelly & Sons Co. ........................        180,000      5,446,800
                                                                     -----------
Radio-TV Broadcasting-1.3%
Comcast Corp. Cl.A(a) ............................        389,015     11,261,984
                                                                     -----------
Miscellaneous Consumer Growth-0.3%
Cendant Corp. ....................................        113,100      2,594,514
                                                                     -----------
                                                                      53,462,431
                                                                     -----------
Consumer Staples-5.8%
Foods-0.7%
Tyson Foods, Inc. Cl.A ...........................        297,500      6,104,700
                                                                     -----------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN VALUE FUND

Company                                               Shares            Value
--------------------------------------------------------------------------------

Restaurants-1.2%
Darden Restaurants, Inc. ...................            36,700       $   825,750
McDonald's Corp. ...........................           356,600         9,414,240
                                                                     -----------
                                                                      10,239,990
                                                                     -----------
Retail-Food-0.6%
Safeway, Inc.(a) ...........................           176,500         3,981,840
SUPERVALU, Inc. ............................            35,600         1,104,312
The Kroger Co.(a) ..........................            14,500           242,005
                                                                     -----------
                                                                       5,328,157
                                                                     -----------
Soaps & Household Chemicals-0.7%
Procter & Gamble Co. .......................            32,000         3,450,240
Unilever NV (Netherlands) ..................            40,200         2,651,994
                                                                     -----------
                                                                       6,102,234
                                                                     -----------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co. .................            95,375         1,586,086
                                                                     -----------
Tobacco-2.4%
Altria Group, Inc. .........................           325,900        15,633,423
UST, Inc. ..................................           149,800         5,596,528
                                                                     -----------
                                                                      21,229,951
                                                                     -----------
                                                                      50,591,118
                                                                    ------------
Industrial Commodities-4.6%
Aluminum-0.9%
Alcan, Inc. (Canada) .......................            92,100         3,680,316
Alcoa, Inc. ................................           145,450         4,552,585
                                                                     -----------
                                                                       8,232,901
                                                                     -----------
Chemicals-0.9%
Dow Chemical Co. ...........................            23,400           933,660
E. I. du Pont de Nemours & Co. .............            41,200         1,779,840
Eastman Chemical Co. .......................           105,300         4,879,602
                                                                     -----------
                                                                       7,593,102
                                                                     -----------
Containers-0.0%
Owens-Illinois, Inc.(a) ....................            19,300           286,219
                                                                     -----------
Fertilizers-0.2%
Monsanto Co. ...............................            38,600         1,331,700
                                                                     -----------
Paper-1.9%
Boise Cascade Corp. ........................           136,400         4,794,460
Georgia-Pacific Corp. ......................           190,300         6,816,546
Temple-Inland, Inc. ........................            74,500         4,866,340
                                                                     -----------
                                                                      16,477,346
                                                                     -----------
Steel-0.7%
United States Steel Corp. ..................           124,700         3,785,892
Worthington Industries, Inc. ...............           108,750         2,081,475
                                                                     -----------
                                                                       5,867,367
                                                                     -----------
                                                                      39,788,635
                                                                    ------------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 13

                                                    Shares or
                                                    Principal
                                                       Amount
                                                        (000)          Value
--------------------------------------------------------------------------------

Services-1.6%
Railroads-1.6%
Burlington Northern Santa Fe Corp. ........           152,425     $   5,020,880
CSX Corp. .................................           127,000         4,013,200
Norfolk Southern Corp. ....................           185,000         4,482,550
                                                                  -------------
                                                                     13,516,630
                                                                  -------------
Non-Financial-0.8%
Building Materials-Cement-0.8%
Martin Marietta Materials, Inc. ...........            64,175         2,748,615
Vulcan Materials Co. ......................            97,100         4,346,196
                                                                  -------------
                                                                      7,094,811
                                                                  -------------
Total Common Stocks
   (cost $713,512,529) ....................                         836,447,638
                                                                  -------------
SHORT-TERM INVESTMENT-3.8%
Time Deposit-3.8%
State Street Euro Dollar
   0.50%, 6/01/04
   (cost $33,305,000) .....................     $      33,305        33,305,000
                                                                  -------------
Total Investments-100.4%
   (cost $746,817,529) ....................                         869,752,638
Other assets less liabilities-(0.4%) ......                          (3,553,882)
                                                                  -------------
Net Assets-100% ...........................                       $ 866,198,756
                                                                  =============


(a) Non-income producing security.
    Glossary:
    ADR-American Depositary Receipt.
    See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2004 (unaudited)

Assets
Investments in securities, at value
   (cost $746,817,529)..................................   $   869,752,638
Cash....................................................               707
Dividends and interest receivable.......................         1,882,656
Receivable for investment securities sold...............         1,311,216
Receivable for shares of beneficial interest sold.......           703,352
                                                           ---------------
Total assets............................................       873,650,569
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         5,849,600
Payable for shares of beneficial interest redeemed......           754,034
Advisory fee payable....................................           395,785
Distribution fee payable................................           256,871
Accrued expenses and other liabilities..................           195,523
                                                           ---------------
Total liabilities.......................................         7,451,813
                                                           ---------------
Net Assets..............................................   $   866,198,756
                                                           ---------------
Composition of Net Assets
Paid-in capital.........................................       737,840,715
Undistributed net investment income.....................         3,352,647
Accumulated net realized gain on investment and foreign
   currency transactions................................         2,069,829
Net unrealized appreciation of investments and foreign
   currency denominated assets and liabilities..........       122,935,565
                                                           ---------------
                                                           $   866,198,756
                                                           ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($151,951,427 / 13,077,233 shares of beneficial
   interest issued and outstanding).....................               $11.62
Sales charge--4.25% of public offering price............                  .52
                                                                       ======
Maximum offering price..................................               $12.14
                                                                       ======
Class B Shares
Net asset value and offering price per share
   ($175,052,277 / 15,165,306 shares of beneficial interest
   issued and outstanding)..............................               $11.54
                                                                       ======
Class C Shares
Net asset value and offering price per share
   ($86,680,603 / 7,507,852 shares of beneficial interest
   issued and outstanding)..............................               $11.55
                                                                       ======
Class R Shares
Net asset value, redemption and offering price per share
   ($13,089 / 1,125.649 shares of beneficial interest
   issued and outstanding)..............................               $11.63
                                                                       ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($452,501,360 / 38,790,162 shares of beneficial interest
   issued and outstanding)..............................               $11.67
                                                                       ======


See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 15

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $24,809).........................  $     9,269,566
Interest...............................           84,321   $     9,353,887
                                         ---------------
Expenses
Advisory fee...........................        3,156,592
Distribution fee--Class A..............          222,457
Distribution fee--Class B..............          901,729
Distribution fee--Class C..............          435,036
Distribution fee--Class R..............               33
Transfer agency........................          955,076
Custodian..............................          109,856
Printing...............................           73,039
Registration fees......................           47,278
Administrative.........................           41,875
Audit and legal........................           39,561
Trustees' fees and expenses............            9,837
Miscellaneous..........................           17,518
                                         ---------------
Total expenses.........................        6,009,887
Less: expenses waived and reimbursed
   by the Adviser and the Transfer Agent
   (see Note B)...........................      (785,522)
Less: expense offset arrangement
   (see Note B)........................              (42)
                                         ---------------
Net expenses...........................                         5,224,323
                                                           --------------
Net investment income..................                         4,129,564
                                                           --------------
Realized and Unrealized Gain (Loss)
on Investment Transactions and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment transactions.............                        19,653,241
   Foreign currency transactions.......                                (8)
Net change in unrealized appreciation/depreciation of:
   Investments.........................                        28,968,944
   Foreign currency denominated assets
     and liabilities......................                            456
                                                           --------------
Net gain on investment and foreign currency
   transactions........................                        48,622,633
                                                           --------------
Net Increase in Net Assets
  from Operations........................                  $   52,752,197
                                                           ==============


See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS


                                            Six Months
                                               Ended         Year Ended
                                           May 31, 2004     November 30,
                                            (unaudited)          2003
                                         ---------------   ---------------

Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     4,129,564   $     6,253,028
Net realized gain (loss) on investment
  and foreign currency transactions......     19,653,233        (6,690,252)
Net change in unrealized
   appreciation/depreciation
   of investments and foreign currency
denominated assets and liabilities.....       28,969,400       108,326,725
                                         ---------------   ---------------
Net increase in net assets from
   operations..........................       52,752,197       107,889,501
Dividends to Shareholders From
Net investment income
   Class A.............................       (1,236,072)         (683,689)
   Class B.............................         (475,727)         (160,652)
   Class C.............................         (226,432)          (68,503)
   Class R.............................              (69)                -0-
   Advisor Class.......................       (4,432,288)       (2,251,220)
Transactions in Shares of
Beneficial Interest
Net increase...........................       55,846,716       123,452,364
                                         ---------------   ---------------
Total increase.........................      102,228,325       228,177,801
Net Assets
Beginning of period....................      763,970,431       535,792,630
                                         ---------------   ---------------
End of period (including undistributed
   net investment income of $3,352,647
   and $5,593,671, respectively).......  $   866,198,756   $   763,970,431
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 17

NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN VALUE FUND
quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 19

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN VALUE FUND

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.20% of the daily average net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Effective November 3, 2003, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 2.70% of the daily average net assets of Class R shares. For the six months ended May 31, 2004, there were no expenses waived or reimbursed by the Adviser.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. Through May 31, 2004, such waiver amounted to $709,350. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2004, such fees amounted to $41,875.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $688,560 for the six months ended May 31, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $76,172.

For the six months ended May 31, 2004, the Fund's expenses were reduced by $42 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $9,797 from the sale of Class A shares and received $2,561, $184,651 and $5,044 in contingent deferred sales charges imposed


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 21
upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2004, amounted to $447,306, of which $226,757 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares and .50 of 1% of the average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,939,889 and $599,462 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding U.S.
  government securities)...............  $   174,922,512   $   114,647,053
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transac-tions) are as follows:

Gross unrealized appreciation...........................   $   136,173,815
Gross unrealized depreciation...........................       (13,238,706)
                                                           ---------------
Net unrealized appreciation.............................   $   122,935,109
                                                           ---------------


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN VALUE FUND

NOTE E
Shares of Beneficial Interest
There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Transactions in shares of beneficial interest were as follows:


              ================================ =================================
                            Shares                          Amount
              ================================ =================================
              Six Months Ended     Year Ended   Six Months Ended     Year Ended
                  May 31, 2004   November 30,       May 31, 2004    November 30,
                   (unaudited)           2003        (unaudited)            2003
              ------------------------------------------------------------------

Class A
Shares sold          2,115,974      5,446,729   $  24,760,938    $  52,353,733
--------------------------------------------------------------------------------
Shares issued in
reinvestment of
   dividends            94,016         63,586       1,060,501          579,905
--------------------------------------------------------------------------------
Shares converted
   from Class B        275,614        248,829       3,230,735        2,470,234
--------------------------------------------------------------------------------
Shares redeemed     (1,906,886)    (3,355,205)    (22,235,644)     (32,398,246)
--------------------------------------------------------------------------------
Net increase           578,718      2,403,939   $   6,816,530    $  23,005,626
================================================================================

Class B
Shares sold          1,194,991      4,697,184   $  13,855,257    $  43,954,755
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            29,253         11,535         328,891          104,970
--------------------------------------------------------------------------------
Shares converted
   to Class A         (277,161)      (252,899)     (3,230,735)      (2,470,234)
--------------------------------------------------------------------------------
Shares redeemed     (1,833,901)    (4,065,562)    (21,207,714)     (38,830,483)
--------------------------------------------------------------------------------
Net increase
   (decrease)         (886,818)       390,258   $ (10,254,301)   $   2,759,008
================================================================================
Class C
Shares sold            830,519      2,876,068   $   9,579,448    $  27,170,396
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            12,664          4,435         142,344           40,310
--------------------------------------------------------------------------------
Shares redeemed       (881,382)    (1,896,948)    (10,164,737)     (18,259,532)
--------------------------------------------------------------------------------
Net increase
   (decrease)          (38,199)       983,555   $    (442,945)   $   8,951,174
================================================================================


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 23

              ================================ =================================
                            Shares                          Amount
              ================================ =================================
              Six Months Ended     Year Ended   Six Months Ended   Year Ended
                  May 31, 2004   November 30,       May 31, 2004  November 30,
                   (unaudited)           2003        (unaudited)          2003
              ------------------------------------------------------------------

Advisor Class
Shares sold          5,967,934     10,503,293   $  69,902,351    $ 101,612,639
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends           384,502        240,190       4,348,690        2,195,338
--------------------------------------------------------------------------------
Shares redeemed     (1,242,673)    (1,558,471)    (14,526,457)     (15,081,421)
--------------------------------------------------------------------------------
Net increase         5,109,763      9,185,012   $  59,724,584    $  88,726,556
================================================================================

                                  November 3,                       November 3,
                                      2003(a)                           2003(a)
              Six Months Ended             to   Six Months Ended             to
                  May 31, 2004   November 30,       May 31, 2004   November 30,
                   (unaudited)           2003        (unaudited)           2003
              ------------------------------------------------------------------
Class R
Shares sold              1,125            917   $      13,242     $     10,000
--------------------------------------------------------------------------------
Shares redeemed           (916)            -0-        (10,394)              -0-
--------------------------------------------------------------------------------
Net increase               209            917   $       2,848     $     10,000
================================================================================

(a) Commencement of distributions.

NOTE F
Risk Involved in Investing in the Fund
In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2004.

NOTE H
Distributions to Shareholders
The tax character of distributions to be paid for the year ending November 30, 2004 will be determined at the end of the current fiscal year. The tax character


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN VALUE FUND
of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                               2003             2002
                                         ==============   ===============
Distributions paid from:
   Ordinary income....................   $    3,164,064   $       501,819
                                         --------------   ---------------
Total taxable distributions...........        3,164,064           501,819
                                         --------------   ---------------
Total distributions paid..............   $    3,164,064   $       501,819
                                         ==============   ===============

As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $    5,610,069
Accumulated capital and other losses....................      (17,077,023)(a)
Unrealized appreciation/(depreciation)..................       93,459,784(b)
                                                           --------------
Total accumulated earnings/(deficit)....................   $   81,992,830
                                                           --------------

(a) On November 30, 2003, the Fund had a net capital loss carryforward of $17,077,023, of which $488,283 expires in the year 2009, $9,898,193 expires in the year 2010 and $6,690,547 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings
As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their



--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 25
           aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Trust, will introduce governance and compliance changes.

The special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund (the "Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN VALUE FUND

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 27


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         ===================================================
                                                                                Class A
                                                         ===================================================
                                                          Six Months                               March 29,
                                                               Ended                              2001(a) to
                                                             May 31,     Year Ended November 30,    November
                                                                2004    -------------------------        30,
                                                         (unaudited)         2003          2002       2001
                                                         ---------------------------------------------------
Net asset value, beginning of period                        $  10.96        $ 9.44       $ 10.26    $ 10.00
                                                         ---------------------------------------------------
Income From Investment Operations
Net investment income(b)...............................          .06(c)        .11           .10        .06(d)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions........................................          .70          1.48          (.87)       .20
                                                         ---------------------------------------------------
Net increase (decrease) in net asset value
   from operations.....................................          .76          1.59          (.77)       .26
                                                         ---------------------------------------------------
Less: Dividends
Dividends from net investment income...................         (.10)         (.07)         (.05)        -0-
                                                         ---------------------------------------------------
Net asset value, end of period.........................     $  11.62       $ 10.96       $  9.44    $ 10.26
                                                         ===================================================
Total Return
Total investment return based on
net asset value(e).....................................         6.96%        16.93%        (7.56)%     2.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............     $151,951      $136,924       $95,295    $59,437
Ratio to average net assets of:
  Expenses, net of waivers.............................         1.16%(f)      1.45%         1.45%      1.71%(f)
  Expenses, before waivers.............................         1.34%(f)      1.45%         1.45%      1.74%(f)
  Net investment income................................         1.06%(c)(f)   1.12%          .99%       .79%(d)(f)
Portfolio turnover rate................................           14%           27%           11%        14%



See footnote summary on page 32.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN VALUE FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         ===================================================
                                                                                Class B
                                                         ===================================================
                                                          Six Months                               March 29,
                                                               Ended                              2001(a) to
                                                             May 31,     Year Ended November 30,    November
                                                                2004    -------------------------        30,
                                                         (unaudited)         2003          2002       2001
                                                         ---------------------------------------------------
Net asset value, beginning of period ..................     $  10.86        $ 9.37       $ 10.22    $ 10.00
                                                         ---------------------------------------------------
Income From Investment Operations
Net investment income(b)...............................          .02(c)        .04           .03        .01(d)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions........................................          .69          1.46          (.87)       .21
                                                         ---------------------------------------------------
Net increase (decrease) in net asset value
   from operations.....................................          .71          1.50          (.84)       .22
                                                         ---------------------------------------------------
Less: Dividends
Dividends from net investment income ..................         (.03)         (.01)         (.01)        -0-
                                                         ---------------------------------------------------
Net asset value, end of period.........................      $ 11.54        $ 10.86       $ 9.37    $ 10.22
                                                         ===================================================
   Total Return
Total investment return based on
   net asset value(e)..................................         6.55%        16.03%        (8.22)%     2.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............     $175,052      $174,262      $146,704      $88,579
Ratio to average net assets of:
  Expenses, net of waivers.............................         1.89%(f)      2.18%         2.18%      2.42%(f)
  Expenses, before waivers.............................         2.07%(f)      2.18%         2.18%      2.46%(f)
  Net investment income................................          .33%(c)(f)    .39%          .27%       .08%(d)(f)
Portfolio turnover rate............. ..................            14%           27%           11%        14%



See footnote summary on page 32.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 29


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         ===================================================
                                                                                Class C
                                                         ===================================================
                                                          Six Months                               March 29,
                                                               Ended                              2001(a) to
                                                             May 31,     Year Ended November 30,    November
                                                                2004    -------------------------        30,
                                                         (unaudited)         2003          2002       2001
                                                         ---------------------------------------------------
Net asset value, beginning of period                        $  10.86        $ 9.37       $ 10.21    $ 10.00
                                                         ---------------------------------------------------
Income From Investment Operations
Net investment income(b)...............................          .02(c)        .04           .03         -0-(d)
Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions.......................          .70          1.46          (.86)       .21
                                                         ---------------------------------------------------
Net increase (decrease) in net asset value
   from operations.....................................          .72          1.50          (.83)       .21
                                                         ---------------------------------------------------
Less: Dividends
Dividends from net investment income ..................         (.03)         (.01)         (.01)        -0-
                                                         ---------------------------------------------------
Net asset value, end of period.........................      $ 11.55       $ 10.86        $ 9.37    $ 10.21
                                                         ===================================================
Total Return
Total investment return based on
   net asset value(e)..................................         6.64%        16.03%        (8.13)%     2.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..............      $86,681       $81,928       $61,459    $38,661
Ratio to average net assets of:
  Expenses, net of waivers ............................         1.87%(f)      2.16%         2.16%      2.43%(f)
  Expenses, before waivers.............................         2.05%(f)      2.16%         2.16%      2.47%(f)
  Net investment income................................          .35%(c)(f)    .42%          .28%       .06%(d)(f)
Portfolio turnover rate................................           14%           27%           11%        14%



See footnote summary on page 32.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN VALUE FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            =======================
                                                                     Class R
                                                            =======================
                                                             Six Months   November
                                                                  Ended  3, 2003(g)
                                                                May 31,         to
                                                                   2004   November
                                                            (unaudited)   30, 2003
                                                            -----------------------
Net asset value, beginning of period.................        $ 10.95       $ 10.91
                                                            -----------------------
Income From Investment Operations
Net investment income(b).............................            .05(c)        .01
Net realized and unrealized gain on investment and foreign
   currency transactions................................         .71           .03
                                                            -----------------------
Net increase in net asset value from operations......            .76           .04
                                                            -----------------------
Less: Dividends
Dividends from net investment income.................           (.08)           -0-
                                                            -----------------------
Net asset value, end of period.......................        $ 11.63       $ 10.95
                                                            =======================
Total Return
Total investment return based on net asset value(e)..           6.92%          .37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)............            $13           $10
Ratio to average net assets of:
  Expenses, net of waivers...........................           1.36%(f)      1.81%(f)
  Expenses, before waivers...........................           1.54%(f)      1.44%(f)
  Net investment income..............................            .86%(c)(f)   1.16%(f)
Portfolio turnover rate..............................             14%           27%


See footnote summary on page 32.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 31


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         ===================================================
                                                                             Advisor Class
                                                         ===================================================
                                                          Six Months                               March 29,
                                                               Ended                              2001(a) to
                                                             May 31,     Year Ended November 30,    November
                                                                2004    -------------------------        30,
                                                         (unaudited)         2003          2002       2001
                                                         ---------------------------------------------------
Net asset value, beginning of period ................       $  11.01        $ 9.48       $ 10.29    $ 10.00
                                                         ---------------------------------------------------
Income From Investment Operations
Net investment income(b).............................            .08(c)        .14           .15        .08(d)
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions......................................            .71          1.48          (.90)       .21
                                                         ---------------------------------------------------
Net increase (decrease) in net asset value
   from operations...................................            .79          1.62          (.75)       .29
                                                         ---------------------------------------------------
Less: Dividends
Dividends from net investment income ................           (.13)         (.09)         (.06)        -0-
                                                         ---------------------------------------------------
Net asset value, end of period.......................        $ 11.67        $11.01       $  9.48    $ 10.29
                                                         ===================================================
Total Return
Total investment return based on
   net asset value(e)................................           7.21%        17.28%        (7.30)%     2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...........       $452,501      $370,847      $232,335    $11,447
Ratio to average net assets of:
  Expenses, net of waivers ..........................            .86%(f)      1.15%         1.23%      1.40%(f)
  Expenses, before waivers...........................           1.04%(f)      1.15%         1.23%      1.44%(f)
  Net investment income..............................           1.36%(c)(f)   1.42%         1.55%      1.14%(d)(f)
Portfolio turnover rate..............................             14%           27%           11%        14%



(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees and expenses waived by the Adviser and the Transfer Agent.
(d) Net of fees and expenses waived by the Adviser.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distribtions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f) Annualized.
(g) Commencement of distribution.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN VALUE FUND

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Marilyn G. Fedak(2), Senior Vice President
Ranjani H. Nagaswami(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray
One International Place
Boston, MA, 02110

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll Free: (800) 221-5672


(1) Member of the Audit Committee.
(2) Mses. Fedak and Nagaswami are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 33

MANAGEMENT OF THE FUND




Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                   PORTFOLIOS
                                                                     IN FUND        OTHER
NAME, AGE OF TRUSTEE,                      PRINCIPAL                 COMPLEX     TRUSTEESHIP
ADDRESS                                   OCCUPATION(S)            OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                   DURING PAST  5 YEARS           TRUSTEE       TRUSTEE
---------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

William H. Foulk, Jr.,#, 71      Investment adviser and an inde-        113         None
2 Sound View Drive               pendent consultant. He was formerly
Suite 100                        Senior Managerof Barrett Associ-
Greenwich, CT 06830              ates, Inc., a registered investment
(3)                              adviser, with which he had been
Chairman of the Board            associated since prior to
                                 1999. He was formerly Deputy
                                 Comptroller and Chief Investment
                                 Officer of the State of New York
                                 and, prior thereto, Chief Investment
                                 Officer of the New York Bank for Savings.

Ruth Block,#, 73                 Formerly Executive Vice President      94         None
500 SE Mizner Blvd.,             and Chief Insurance Officer of The
Boca Raton, FL 33432             Equitable Life Assurance Society
(3)                              of the United States; Chairman and
                                 Chief Executive Officer of Evlico;
                                 Director of Avon, BP (oil and gas),
                                 Ecolab Incorporated (specialty chemicals),
                                 Tandem Financial Group and Donaldson,
                                 Lufkin & Jenrette Securities Corporation;
                                 former Governor at Large, National Associ-
                                 ation of Securities Dealers, Inc.

David H. Dievler,#, 74           Independent consultant. Until           98        None
P.O. Box 167                     December 1994 he was
Senior Spring Lake, NJ 07762     Vice President of Alliance Capital
(3)                              Management Corporation ("ACMC")
                                 responsible for mutual fund admin-
                                 istration. Prior to joining ACMC in
                                 1984 he was Chief Financial Officer
                                 of Eberstadt Asset Management since 1968.
                                 Prior to that he was a Senior Manager
                                 at Price Waterhouse & Co. Member of
                                 American Institute of Certified Public
                                 Accountants since 1953.




--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN VALUE FUND

                                                                   PORTFOLIOS
                                                                     IN FUND        OTHER
NAME, AGE OF TRUSTEE,                      PRINCIPAL                 COMPLEX     TRUSTEESHIP
ADDRESS                                   OCCUPATION(S)            OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                   DURING PAST  5 YEARS           TRUSTEE       TRUSTEE
---------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)


John H. Dobkin,#, 62             Consultant. Formerly President of     96          None
P.O. Box 12                      Save Venice, Inc. (preservation
Annandale, NY 12504              organization) from 2001-2002, a
(3)                              Senior Advisor from June 1999 -
                                 June 2000 and President of
                                 Historic Hudson Valley (historic
                                 preservation) from December 1989 -
                                 May 1999. Previously, Director of the
                                 National Academy of Design and during
                                 1988-1992, he was Director and Chairman
                                 of the Audit Committee of ACMC.

Clifford L. Michel,#, 64         Senior Counsel to the law firm       96       Placer Dome,
15 St. Bernard's Road            of Cahill Gordon & Reindel since                  Inc.
Gladstone, NJ 07934              February 2001 and a partner of
(3)                              that firm for more than twenty-five
                                 years prior thereto. He is President
                                 and Chief Executive Officer of
                                 Wenonah Development Company
                                 (investments) and a Director of
                                 Placer Dome, Inc. (mining).

Donald J. Robinson,#, 69         Senior Counsel to the law firm       95           None
98 Hell's Peak Road              of Orrick, Herrington & Sutcliffe
Weston, VT 05161                 LLP since prior to 1999. Formerly
(3)                              a senior partner and a member of
                                 the Executive Committee of that firm.
                                 He was also a member and Chairman of
                                 the Municipal Securities Rulemaking
                                 Board and Trustee of the Museum of
                                 the City of New York.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 35


                                                                   PORTFOLIOS
                                                                     IN FUND        OTHER
NAME, AGE OF TRUSTEE,                      PRINCIPAL                 COMPLEX     TRUSTEESHIP
ADDRESS                                   OCCUPATION(S)            OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                   DURING PAST  5 YEARS           TRUSTEE       TRUSTEE
---------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Marc O. Mayer, +, 46             Executive Vice President               66          None
1345 Avenue of the               of ACMC since 2001; prior
  Americas                       thereto, Chief Executive Officer
New York, NY 10105               of Sanford C. Bernstein & Co.,
(Elected November 18,            LLC and its predecessor since
2003)                            prior to 1999.


* There is no stated term of office for the Fund's Trustees.

# Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN VALUE FUND


Officers of The Trust
Certain information concerning the Fund's Officers is listed below.

       NAME,                        POSITION(S)                     PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                 HELD WITH FUND                    DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------


Marilyn G. Fedak, 57         Senior Vice President    Executive Vice President of Alliance
                                                      Capital Management Corporation ("ACMC"),**
                                                      since October 2000. She is Head of Sanford
                                                      C. Bernstein & Co., Inc. ("Bernstein"),**
                                                      Value Equities Business and Co-Chief Investment
                                                      Officer of U.S. Value Equities. Prior thereto,
                                                      she was Chief Investment Officer and Chairman
                                                      of the U.S. Equity Investment Policy Group at
                                                      Bernstein,** since prior to 1999.

Ranjani H. Nagaswami, 40     Senior Vice President    Senior Vice President of ACMC,** with which
                                                      she has been associated since prior to 1999.
                                                      She is a Vice Chairman of AllianceBernstein
                                                      Investment Research and Management, Inc. ("ABIRM")
                                                      and Chief Investment Officer of AllianceBernstein
                                                      Fund Investors since February 2004.

Thomas J. Bardong, 59        Vice President           Senior Vice President of ACMC,** with which he
                                                      has been associated since prior to 1999.

Mark R. Manley, 41           Secretary                Senior Vice President and Chief Compliance
                                                      Officer of ACMC,** with which he has been
                                                      associated since prior to 1999.

Mark D. Gersten, 53          Treasurer and Chief      Senior Vice President of Alliance Global
                             Financial Officer        Investor Services, Inc. ("AGIS"),** and Vice
                                                      President of AllianceBernstein Investment
                                                      Research and Management, Inc. ("ABIRM"),** with
                                                      which he has been associated since prior to 1999.

Vincent S. Noto, 39          Controller               Vice President of AGIS,** with which he has
                                                      been associated since prior to 1999.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.
    The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800)227-4618 for a free prospectus or SAI.

--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 37

ALLIANCEBERNSTEIN FAMILY OF FUNDS




--------------------------------------------------------------------------------
Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

--------------------------------------------------------------------------------
Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
Growth Funds
 Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

 Global & International
  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

 Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

--------------------------------------------------------------------------------
Value Funds
 Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

 Global & International
  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------
Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*   Formerly Growth Investors Fund.
**  Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN VALUE FUND

NOTES



--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 39

NOTES



--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN VALUE FUND

ALLIANCEBERNSTEIN VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ACBVIVFSR0504

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.        DESCRIPTION OF EXHIBIT
      -----------        ----------------------
      11 (b) (1)         Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (b) (2)         Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 30, 2004